Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Schedule of of temporary differences of deferred income tax assets and liabilities
As at December 31:	2018	2017
		(Restated)
Non-capital tax loss carry-forwards	$26,363	$25,504
Interests in resource properties	(56,904)	(10,536)
Other assets	(8,800)	(4,817)
Other liabilities	(11,345)	(3,760)
	$(50,686)	$6,391
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	$15,735	$16,694
Deferred income tax liabilities	(66,421)	(10,303)
Net	$(50,686)	$6,391

Schedule of estimated accumulated non capital losses
As at December 31, 2018, the Group had estimated accumulated non-capital losses, which expire in the following countries as follows. Management is of the opinion that not all of these non-capital losses are probable to be utilized in the future.
Country	Gross amount	Amount for which no deferred income tax asset is recognized	Expiration dates
Canada	$19,911	$ 13	2035-2038
Germany	2,738	—	Indefinite
Austria	6,125	6,125	Indefinite
China	226	226	2023
Malta	98,752	70,056	Indefinite
Uganda	33,544	—	Indefinite